Summary of material accounting policies (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Material Accounting Policies
Gains (losses) derived from net monetary position	$ (5,091,774)	$ 4,700,583	$ (5,668,787)